Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2018
Discontinued Operations And Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations

The following table presents the financial results of Specialty Chemicals’ discontinued operations (in millions):

2016
Net sales	$533.7
Cost of goods sold	387.5
Selling, general and administrative, excluding intangible amortization	65.6
Selling, general and administrative intangible amortization	28.8
Restructuring and other costs	49.5
Impairment of Specialty Chemicals goodwill and intangibles	579.4
Operating loss	(577.1)
Interest income (expense) and other income (expense), net	0.1
Loss from discontinued operations before income taxes	(577.0)
Income tax benefit	32.3
Loss from discontinued operations	$(544.7)

The following table presents the significant non-cash items and capital expenditures for Specialty Chemicals’ that are included in the consolidated statements of cash flows (in millions):

2016
Depreciation, depletion and amortization	$57.2
Impairment of Specialty Chemicals goodwill and intangibles	$579.4
Capital expenditures	$(45.2)